Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 12,273	$ 41,687
Inventories, net	724,791	760,610
Other current assets	486,513	237,266
Total current assets	9,932,284	8,775,183
Noncurrent assets:
Plant and equipment, net	9,862,914	9,061,473
Intangible assets, net	1,902,930	2,001,113
Total assets	21,698,128	19,837,769
Current liabilities:
Advances from customers	344,271	354,059
Other current liabilities	574,183	375,213
Total current liabilities	24,195,684	20,075,328
Noncurrent liabilities:
Long-term borrowing		20,546
Total liabilities	24,195,684	20,095,874
Commitment and Contingencies
STOCKHOLDERS’ EQUITY
Preferred stock: 40,000,000 shares authorized, no shares issued and outstanding
Common stock: 100,000,000 shares authorized, 41,109,458 shares and 41,109,458 shares issued and outstanding as of December 31, 2024 and 2023	41,110	41,110
Additional paid-in capital	2,799,035	2,799,035
Accumulated deficit	(5,421,529)	(3,217,901)
Accumulated other comprehensive income	83,828	119,651
Total stockholders’ (deficit) equity	(2,497,556)	(258,105)
Total liabilities and stockholders’ equity	21,698,128	19,837,769
Nonrelated Party [Member]
Current assets:
Accounts receivables	132,473	130,230
Advances to vendors	47,721	60,361
Current liabilities:
Borrowings	4,766,482	3,434,980
Accounts payables	7,374,250	5,789,650
Related Party [Member]
Current assets:
Accounts receivables	8,295,591	5,209,169
Advances to vendors	232,922	222,529
Deposit to vendor -related party		2,113,331
Current liabilities:
Borrowings	178,797	183,881
Accounts payables	7,187,767	7,253,516
Other payables - related parties	$ 3,769,934	$ 2,684,029